HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

Portfolio Summary
No of Helocs: 2536
Total Line Amount: 221,362,742.00
Total Current Draw: 159,504,962.95
Avg Current Draw: 62,896.28
Minimum Current Draw: 0.00
Maximum Current Draw: 550,000.00
Average Credit Line: 87,288.15
Min Original Credit Line: 10,000.00
Max Original Credit Line: 600,000.00
WAC: 10.574
Net Rate: 10.050
Minimum Current Rate: 1.800
Maximum Current Rate: 17.500
WA Margin: 2.355
min Margin: 1.250
max Margin: 9.250
Min Floor: 0.000
Max Ceiling: 24.000
Min Rem Term: 98
Max Rem term: 346
WA/Stated/Remaining Term: 255
WA Orig Term: 267
Wgt Avg Combined LTV: 86.39
Minimum Combined LTV: 7.18
Maximum Combined LTV: 100.00
CLTV > 100.00: 0.00
% in California: 32.54
% Prepay Penalties: 18.96
% Balloons: 4.06
FICO: 699
Age: 12
Max Maturity: 20360316
Min Maturity: 20150728
Max First Pay Date: 20070510
Min First Pay Date: 20031001
% 2nd Lien: 97.93
WA DTI: 38.60
WA MARGIN: 2.355
WA LIFEMAX RATE: 17.929
% Arms: 100.00
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
FICO Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
1 - 550 4 370,253.10 0.23 12 516 89.38 4.083 12.333 100.00
576 - 600 5 413,126.88 0.26 10 587 92.77 4.044 12.294 100.00
601 - 625 24 1,779,220.34 1.12 9 619 83.15 4.026 12.255 100.00
626 - 650 251 15,883,348.02 9.96 9 643 84.70 3.954 12.127 98.77
651 - 675 508 33,736,360.75 21.15 10 663 86.47 3.602 11.807 94.92
676 - 700 584 42,765,292.49 26.81 11 688 87.31 2.428 10.659 87.25
701 - 725 355 23,549,971.97 14.76 13 712 87.18 1.739 9.983 86.85
726 - 750 274 17,057,497.31 10.69 13 737 86.63 1.162 9.368 85.34
751 - 775 267 12,938,892.17 8.11 14 763 84.91 0.865 9.102 83.29
776 - 800 204 8,356,209.67 5.24 13 787 87.48 0.449 8.672 93.63
801 - 825 60 2,654,790.25 1.66 15 806 76.69 0.544 8.754 95.12
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 699
Min: 502
Max: 817
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Principal Balance at Origination Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
0.01 - 25,000.00 225 3,428,936.73 2.15 14 710 87.86 2.629 10.858 76.69
25,000.01 - 50,000.00 666 20,658,297.29 12.95 12 698 88.45 2.817 11.024 92.33
50,000.01 - 75,000.00 557 27,073,272.78 16.97 12 696 89.21 2.658 10.899 94.24
75,000.01 - 100,000.00 430 29,292,286.89 18.36 11 693 86.79 2.648 10.856 91.43
100,000.01 - 125,000.00 178 14,710,327.64 9.22 11 703 89.46 2.436 10.675 86.11
125,000.01 - 150,000.00 171 17,748,683.04 11.13 11 692 87.51 2.626 10.851 87.99
150,000.01 - 175,000.00 55 6,517,756.90 4.09 11 694 91.84 2.274 10.317 94.41
175,000.01 - 200,000.00 147 18,287,760.93 11.47 11 695 80.97 1.871 10.100 82.56
200,000.01 - 225,000.00 13 2,153,644.68 1.35 12 698 91.33 1.672 9.922 79.57
225,000.01 - 250,000.00 30 4,648,505.63 2.91 12 721 81.06 0.823 9.040 93.64
250,000.01 - 275,000.00 5 602,937.28 0.38 12 727 63.47 0.453 8.703 100.00
275,000.01 - 300,000.00 13 2,005,697.50 1.26 15 714 79.34 1.842 10.092 100.00
300,000.01 - 325,000.00 4 1,062,315.33 0.67 15 708 77.74 0.489 8.739 69.88
325,000.01 - 350,000.00 4 1,093,223.91 0.69 12 742 74.91 1.338 9.588 100.00
350,000.01 - 375,000.00 6 1,324,593.79 0.83 14 688 84.55 2.544 10.794 100.00
375,000.01 - 400,000.00 9 1,533,334.82 0.96 12 709 79.39 1.885 10.135 100.00
400,000.01 - 425,000.00 1 415,000.00 0.26 6 687 80.00 0.375 8.625 100.00
425,000.01 - 450,000.00 4 1,747,759.26 1.10 13 719 79.05 1.555 9.805 100.00
450,000.01 - 475,000.00 3 852,312.24 0.53 19 735 82.17 0.396 8.646 100.00
475,000.01 - 500,000.00 13 3,593,415.62 2.25 13 715 76.67 0.625 8.853 100.00
525,000.01 - 550,000.00 1 550,000.00 0.34 12 699 83.75 3.875 12.125 0.00
575,000.01 - 600,000.00 1 204,900.69 0.13 13 689 63.64 1.125 9.375 100.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Avg: 87,288.15
Min: 10,000.00
Max: 600,000.00
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Current Draw Balance Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
<= 0.00 322 0.00 0.00 0 0 0.00 0.000 0.000 0.00
0.01 - 25,000.00 358 5,323,501.18 3.34 14 714 85.94 2.276 10.502 81.31
25,000.01 - 50,000.00 644 24,149,886.28 15.14 12 698 87.32 2.737 10.951 92.38
50,000.01 - 75,000.00 475 29,527,935.05 18.51 12 697 88.72 2.544 10.781 93.17
75,000.01 - 100,000.00 306 27,133,152.57 17.01 11 693 87.24 2.693 10.902 91.20
100,000.01 - 125,000.00 115 12,999,738.30 8.15 11 700 89.15 2.472 10.712 85.90
125,000.01 - 150,000.00 127 17,807,405.61 11.16 11 694 87.33 2.517 10.741 88.27
150,000.01 - 175,000.00 47 7,692,740.40 4.82 11 696 88.73 2.082 10.103 95.89
175,000.01 - 200,000.00 80 15,475,000.37 9.70 11 695 81.61 1.944 10.191 82.16
200,000.01 - 225,000.00 11 2,374,719.15 1.49 11 692 87.36 1.763 10.013 81.47
225,000.01 - 250,000.00 16 3,871,189.60 2.43 12 721 81.03 0.914 9.132 93.86
250,000.01 - 275,000.00 1 264,000.00 0.17 10 673 80.00 0.875 9.125 100.00
275,000.01 - 300,000.00 7 2,041,159.20 1.28 15 718 80.62 1.606 9.856 100.00
300,000.01 - 325,000.00 4 1,253,561.28 0.79 17 692 77.83 1.147 9.397 74.47
325,000.01 - 350,000.00 5 1,718,314.98 1.08 14 727 77.19 1.461 9.711 100.00
350,000.01 - 375,000.00 4 1,459,885.55 0.92 10 698 90.78 2.525 10.775 100.00
375,000.01 - 400,000.00 2 784,672.98 0.49 12 757 65.19 0.000 8.250 100.00
400,000.01 - 425,000.00 3 1,253,531.05 0.79 12 716 81.91 0.969 9.219 100.00
425,000.01 - 450,000.00 3 1,332,623.21 0.84 11 705 81.82 2.039 10.289 100.00
475,000.01 - 500,000.00 4 1,988,405.46 1.25 15 711 80.46 0.438 8.688 100.00
500,000.01 - 525,000.00 1 503,540.73 0.32 11 711 56.73 0.750 9.000 100.00
525,000.01 - 550,000.00 1 550,000.00 0.34 12 699 83.75 3.875 12.125 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Avg: 62,896.28
Min: 0.00
Max: 550,000.00
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Current Rate Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
1.501 - 2.000 1 47,931.05 0.03 10 661 69.44 2.875 1.800 100.00
5.501 - 6.000 1 21,054.85 0.01 20 770 92.00 1.250 6.000 100.00
6.501 - 7.000 1 50,000.00 0.03 19 752 90.00 1.250 7.000 100.00
7.001 - 7.500 1 73,955.08 0.05 2 664 38.14 0.500 7.250 100.00
7.501 - 8.000 49 3,271,046.11 2.05 9 750 78.30 0.274 7.826 97.33
8.001 - 8.500 460 29,222,572.38 18.32 14 739 80.81 0.168 8.297 95.59
8.501 - 9.000 254 12,882,242.96 8.08 15 719 83.33 0.558 8.808 96.13
9.001 - 9.500 206 11,536,256.23 7.23 14 707 82.74 1.077 9.312 87.40
9.501 - 10.000 204 12,655,719.75 7.93 12 695 80.71 1.589 9.836 82.10
10.001 - 10.500 144 11,115,709.83 6.97 12 690 83.69 2.065 10.315 78.37
10.501 - 11.000 158 14,147,342.37 8.87 10 700 90.15 2.581 10.827 87.47
11.001 - 11.500 202 13,121,703.03 8.23 11 695 87.62 3.032 11.280 85.34
11.501 - 12.000 182 10,160,749.17 6.37 9 687 87.73 3.521 11.771 84.51
12.001 - 12.500 222 15,399,512.33 9.65 10 673 90.32 4.002 12.250 85.98
12.501 - 13.000 77 4,124,223.86 2.59 9 669 95.30 4.574 12.806 96.12
13.001 - 13.500 116 6,778,780.43 4.25 10 651 91.81 4.910 13.160 97.07
13.501 - 14.000 154 9,708,636.14 6.09 9 664 97.35 5.332 13.581 100.00
14.001 - 14.500 76 4,197,994.57 2.63 10 650 97.00 5.874 14.124 100.00
14.501 - 15.000 17 630,546.94 0.40 9 642 97.75 6.432 14.682 100.00
15.001 - 15.500 7 273,043.25 0.17 9 655 90.17 6.894 15.144 100.00
15.501 - 16.000 3 85,942.62 0.05 10 663 98.48 7.300 15.550 100.00
17.001 - 17.500 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 10.574
Min: 1.800
Max: 17.500
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Combined LTV - Given Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
<= 50.00 75 4,162,266.33 2.61 14 706 36.64 1.292 9.298 96.14
50.01 - 60.00 63 3,820,309.02 2.40 13 706 56.15 1.159 9.401 82.15
60.01 - 70.00 136 9,148,718.29 5.74 12 691 66.28 1.527 9.720 84.97
70.01 - 80.00 386 30,537,010.59 19.14 12 697 77.23 1.548 9.783 81.16
80.01 - 90.00 878 47,353,481.47 29.69 12 701 87.46 2.055 10.291 85.51
90.01 - 95.00 366 20,215,328.69 12.67 13 712 94.24 2.034 10.214 95.27
95.01 - 100.00 632 44,267,848.56 27.75 10 691 99.42 3.754 11.983 100.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 86.39
Min: 7.18
Max: 100.00
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
State Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
Alabama 4 246,269.94 0.15 16 691 85.02 4.125 12.375 100.00
Arizona 182 11,508,918.64 7.22 12 700 87.60 2.407 10.578 85.81
California 724 51,910,884.76 32.54 11 687 87.07 2.977 11.199 94.33
Colorado 96 4,996,172.62 3.13 13 732 90.72 1.569 9.819 89.91
Connecticut 19 1,060,416.46 0.66 13 721 78.83 1.323 9.573 87.35
Delaware 2 115,597.55 0.07 20 733 55.82 0.575 8.825 100.00
District of Columbia 2 99,315.94 0.06 20 789 89.09 0.146 8.396 100.00
Florida 357 21,421,143.48 13.43 11 687 84.95 2.731 10.889 86.17
Georgia 69 2,976,166.01 1.87 10 694 92.58 3.369 11.619 98.83
Hawaii 8 673,971.62 0.42 10 696 88.93 2.063 10.313 63.22
Idaho 5 187,066.94 0.12 20 698 76.62 2.287 10.537 80.25
Illinois 78 3,754,185.25 2.35 11 742 90.15 0.875 9.065 97.41
Indiana 23 771,180.38 0.48 9 670 97.81 4.654 12.904 95.90
Iowa 3 103,808.95 0.07 10 683 95.04 3.971 12.221 100.00
Kansas 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Kentucky 4 75,344.31 0.05 17 720 92.15 2.124 10.374 100.00
Louisiana 1 0.01 0.00 34 796 90.00 0.750 9.000 100.00
Maine 7 360,875.48 0.23 15 737 75.98 0.296 8.546 100.00
Maryland 48 2,289,679.93 1.44 11 698 92.77 3.065 11.315 100.00
Massachusetts 26 1,524,532.73 0.96 16 726 76.37 1.158 9.408 51.90
Michigan 90 3,173,543.50 1.99 18 722 90.01 1.538 9.745 98.98
Minnesota 23 1,025,991.76 0.64 10 697 87.01 1.782 10.004 88.10
Mississippi 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Missouri 25 1,228,789.01 0.77 12 695 87.25 2.921 11.151 100.00
Montana 3 405,000.00 0.25 12 678 79.69 0.466 8.716 20.99
Nebraska 3 123,759.24 0.08 18 700 91.64 2.131 10.381 100.00
Nevada 160 10,860,807.63 6.81 13 706 88.72 1.928 10.163 89.73
New Hampshire 8 265,795.93 0.17 19 760 92.06 1.055 9.305 100.00
New Jersey 147 10,156,984.42 6.37 14 711 81.21 1.115 9.365 89.99
New Mexico 6 426,588.12 0.27 10 710 87.90 1.525 9.775 77.73
New York 132 13,484,059.58 8.45 11 703 80.02 1.304 9.554 82.79
North Carolina 14 281,118.44 0.18 16 723 74.17 0.757 9.007 100.00
Ohio 3 169,045.21 0.11 10 731 90.80 0.982 9.232 100.00
Oklahoma 2 84,000.00 0.05 8 693 98.63 3.018 11.268 100.00
Oregon 46 2,437,890.07 1.53 11 696 91.84 3.229 11.479 88.29
Pennsylvania 33 1,838,400.22 1.15 14 722 83.67 1.853 10.103 76.91
Rhode Island 2 96,578.91 0.06 20 776 85.06 0.131 8.381 100.00
South Carolina 9 211,029.89 0.13 13 722 85.20 1.788 10.038 100.00
Utah 37 2,276,429.76 1.43 10 708 88.63 2.139 10.389 76.29
Vermont 1 19,579.25 0.01 20 748 86.21 0.875 9.125 100.00
Virginia 50 2,641,258.78 1.66 13 707 88.67 2.170 10.390 96.51
Washington 53 3,151,762.46 1.98 12 688 90.22 2.822 11.067 100.00
West Virginia 2 77,100.00 0.05 19 718 95.00 1.125 9.375 100.00
Wisconsin 25 912,719.77 0.57 11 699 89.79 3.236 11.486 93.35
Wyoming 2 81,200.00 0.05 10 691 88.39 0.375 8.625 100.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Property Type Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
2-4 Family 76 6,605,966.97 4.14 10 697 79.23 2.258 10.491 58.47
Condo 241 11,261,755.28 7.06 12 708 89.38 2.384 10.633 80.52
PUD 447 32,032,732.53 20.08 12 706 88.20 1.918 10.120 91.65
Single Family Residence 1,745 108,176,119.16 67.82 12 696 85.90 2.464 10.683 92.45
Town House 27 1,428,389.01 0.90 10 678 92.04 4.136 12.377 100.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Occupancy Status Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
Investment 202 11,220,880.59 7.03 11 713 80.02 2.637 10.887 0.00
Primary 2,267 143,719,263.95 90.10 12 697 87.00 2.356 10.572 100.00
Secondary 67 4,564,818.41 2.86 11 709 82.92 1.631 9.857 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Original Term Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
61 - 120 3 79,664.14 0.05 18 780 83.95 0.875 9.125 0.00
121 - 180 497 34,442,522.33 21.59 11 706 82.52 1.668 9.864 82.92
181 - 240 362 27,991,487.43 17.55 12 705 82.90 1.546 9.725 82.28
241 - 300 1,471 88,791,851.79 55.67 11 690 89.24 3.044 11.281 94.56
301 - 360 203 8,199,437.26 5.14 20 731 83.79 0.565 8.806 99.53
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 267
Min: 120
Max: 360
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Remaining Term Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
61 - 120 3 79,664.14 0.05 18 780 83.95 0.875 9.125 0.00
121 - 180 497 34,442,522.33 21.59 11 706 82.52 1.668 9.864 82.92
181 - 240 362 27,991,487.43 17.55 12 705 82.90 1.546 9.725 82.28
241 - 300 1,471 88,791,851.79 55.67 11 690 89.24 3.044 11.281 94.56
301 - 360 203 8,199,437.26 5.14 20 731 83.79 0.565 8.806 99.53
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 255
Min: 98
Max: 346
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Purpose Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
Purchase 603 30,101,191.78 18.87 13 727 92.93 1.494 9.735 85.37
Refinance - Cash Out 1,808 124,378,029.16 77.98 11 691 84.94 2.623 10.836 90.88
Refinance - Rate/Term 125 5,025,742.01 3.15 16 726 83.18 0.884 9.112 99.31
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
DTI Ratio Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
<= 0.00 3 53,429.30 0.03 22 762 95.00 1.500 9.750 100.00
0.01 - 5.00 5 102,373.40 0.06 32 765 95.00 1.089 9.339 100.00
5.01 - 10.00 9 667,890.14 0.42 10 701 75.62 0.597 8.847 100.00
10.01 - 15.00 23 1,843,045.92 1.16 15 730 80.24 1.091 9.341 70.49
15.01 - 20.00 57 3,989,987.41 2.50 15 706 79.86 0.841 9.015 87.16
20.01 - 25.00 121 8,470,525.17 5.31 13 705 80.56 1.258 9.424 92.95
25.01 - 30.00 179 10,337,288.02 6.48 14 710 84.09 1.489 9.729 87.16
30.01 - 35.00 341 19,559,537.30 12.26 13 709 83.90 1.738 9.982 85.28
35.01 - 40.00 537 34,680,514.98 21.74 12 703 86.05 2.133 10.337 88.64
40.01 - 45.00 687 41,966,989.46 26.31 12 700 87.36 2.406 10.626 90.34
45.01 - 50.00 483 30,349,524.32 19.03 10 680 90.18 3.626 11.845 94.04
50.01 - 55.00 90 7,483,857.53 4.69 9 681 89.22 3.297 11.547 98.35
60.01 - 65.00 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wtd Avg: 38.60
Min: 1.96
Max: 64.19
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Documentation Type Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
Full/Alt 1,074 52,776,131.61 33.09 15 719 86.47 1.032 9.246 94.65
Reduced 1,074 81,604,623.18 51.16 10 691 85.65 2.771 10.990 85.82
Stated/Stated 388 25,124,208.16 15.75 9 678 88.61 3.783 12.011 94.48
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Rate Floor Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
0.49 - 0.00 347 23,508,346.64 14.74 14 743 80.39 0.045 8.184 96.73
0.01 - 0.50 299 15,329,038.50 9.61 16 732 82.33 0.319 8.561 94.65
0.51 - 1.00 216 11,961,094.69 7.50 15 710 83.99 0.840 9.081 94.67
1.01 - 1.50 199 10,979,361.44 6.88 13 702 82.15 1.349 9.592 86.60
1.51 - 2.00 185 13,400,495.25 8.40 11 691 79.93 1.829 10.023 75.16
2.01 - 2.50 140 12,323,850.61 7.73 11 700 89.17 2.359 10.606 85.25
2.51 - 3.00 176 13,303,823.22 8.34 10 692 86.59 2.808 10.991 85.81
3.01 - 3.50 195 11,244,930.72 7.05 10 691 86.61 3.252 11.462 83.49
3.51 - 4.00 278 18,304,785.88 11.48 9 680 90.52 3.860 12.000 84.88
4.01 - 4.50 80 4,598,519.61 2.88 11 668 92.27 4.214 12.459 96.77
4.51 - 5.00 134 7,423,898.40 4.65 9 659 92.89 4.750 12.997 96.53
5.01 - 5.50 163 10,767,721.61 6.75 9 661 97.03 5.266 13.511 99.76
5.51 - 6.00 83 4,818,268.80 3.02 10 650 96.64 5.814 14.062 100.00
6.01 - 6.50 22 894,280.89 0.56 10 653 96.14 6.174 14.424 100.00
6.51 - 7.00 10 408,281.79 0.26 9 651 93.39 6.830 15.080 100.00
7.01 - 7.50 2 85,942.62 0.05 10 663 98.48 7.300 15.550 100.00
7.51 - 8.00 1 25,290.56 0.02 12 760 90.00 0.000 8.250 100.00
8.01 - 8.50 3 87,916.49 0.06 27 651 79.78 3.750 12.000 100.00
8.51 - 9.00 2 39,115.23 0.02 37 673 57.14 5.000 13.250 100.00
9.01 - 9.50 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 2.368
Min: 0.000
Max: 9.250
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Rate Ceiling Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
14.01 - 15.00 1 75,975.19 0.05 9 666 100.00 5.025 13.275 100.00
15.01 - 16.00 57 6,111,008.81 3.83 9 700 77.83 1.251 9.501 81.80
17.01 - 18.00 2,467 153,117,105.41 96.00 12 698 86.71 2.397 10.614 90.43
23.01 - 24.00 11 200,873.54 0.13 11 712 95.42 2.896 11.146 87.67
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 17.929
Min: 15.000
Max: 24.000
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Margin Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
1.49 - 1.00 1 50,000.00 0.03 19 752 90.00 1.250 7.000 100.00
0.99 - 0.50 21 1,512,788.74 0.95 10 757 80.56 0.500 7.750 100.00
0.49 - 0.00 330 22,174,913.68 13.90 14 742 80.41 0.011 8.217 96.37
0.01 - 0.50 296 15,160,973.28 9.51 16 732 82.28 0.323 8.566 94.60
0.51 - 1.00 217 12,032,371.29 7.54 15 711 84.09 0.840 9.082 94.70
1.01 - 1.50 198 10,908,084.84 6.84 13 701 82.03 1.351 9.594 86.51
1.51 - 2.00 184 13,364,495.25 8.38 11 691 79.93 1.834 10.028 75.36
2.01 - 2.50 140 12,323,850.61 7.73 11 700 89.17 2.359 10.606 85.25
2.51 - 3.00 176 13,303,823.22 8.34 10 692 86.59 2.808 10.991 85.81
3.01 - 3.50 195 11,244,930.72 7.05 10 691 86.61 3.252 11.462 83.49
3.51 - 4.00 279 18,392,702.37 11.53 9 679 90.47 3.859 12.000 84.95
4.01 - 4.50 81 4,598,519.61 2.88 11 668 92.27 4.214 12.459 96.77
4.51 - 5.00 136 7,529,213.63 4.72 9 660 92.76 4.754 13.001 96.58
5.01 - 5.50 163 10,767,721.61 6.75 9 661 97.03 5.266 13.511 99.76
5.51 - 6.00 84 4,818,268.80 3.02 10 650 96.64 5.814 14.062 100.00
6.01 - 6.50 21 828,080.89 0.52 9 649 95.84 6.268 14.518 100.00
6.51 - 7.00 10 408,281.79 0.26 9 651 93.39 6.830 15.080 100.00
7.01 - 7.50 2 85,942.62 0.05 10 663 98.48 7.300 15.550 100.00
8.01 - 8.50 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
9.01 - 9.50 1 0.00 0.00 0 0 0.00 0.000 0.000 0.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 2.708
Min: 1.250
Max: 9.250
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Credit Utilization Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
<= 0.00 340 7.74 0.00 7 663 81.55 2.705 10.955 94.70
0.01 - 10.00 55 239,376.27 0.15 14 732 76.88 1.253 9.503 86.10
10.01 - 20.00 37 675,849.14 0.42 13 730 76.46 1.444 9.694 79.97
20.01 - 30.00 42 1,264,874.12 0.79 13 708 70.75 1.360 9.587 76.61
30.01 - 40.00 45 1,856,577.56 1.16 15 731 80.77 0.908 9.114 95.27
40.01 - 50.00 52 2,277,639.30 1.43 13 704 80.25 1.587 9.813 100.00
50.01 - 60.00 52 2,794,590.58 1.75 12 699 80.59 1.898 10.108 94.43
60.01 - 70.00 61 3,547,360.41 2.22 12 707 78.85 1.759 10.009 92.80
70.01 - 80.00 83 5,539,297.06 3.47 13 700 81.25 1.962 10.209 90.07
80.01 - 90.00 119 9,419,827.36 5.91 12 703 84.28 1.840 10.006 96.95
90.01 - 100.00 1,634 130,513,294.74 81.82 11 697 87.62 2.488 10.708 89.43
100.01 - 110.00 15 1,286,450.06 0.81 11 692 78.09 2.243 10.493 84.78
130.01 >= 1 89,818.61 0.06 23 770 30.58 0.000 8.250 100.00
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 93.47
Min: 0.00
Max: 175.78
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Original Draw Term Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
60 405 28,043,775.86 17.58 11 711 82.78 1.588 9.787 81.50
120 1,696 101,338,736.81 63.53 12 692 88.57 2.869 11.097 94.06
180 435 30,122,450.28 18.88 11 709 82.40 1.342 9.546 84.81
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wtd Avg: 121
min: 60
max: 180
HEMT 2007-1
Credit Suisse Securities, LLC
All records
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Jun 5, 2007 12:56

% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Repay Term Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
0 94 6,475,788.09 4.06 10 686 80.20 1.898 10.079 88.05
60 4 225,279.50 0.14 9 690 96.65 4.288 12.538 100.00
120 1,106 79,439,124.04 49.80 12 710 83.01 1.457 9.652 82.34
180 1,128 65,042,485.68 40.78 11 681 91.44 3.717 11.965 98.55
240 204 8,322,285.64 5.22 20 730 83.78 0.590 8.831 99.54
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10
Wgt Avg: 146
Min: 0
Max: 240
% of
Aggregate Loans by Weighted Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Average Owner
Delinquency History Loans Balance Balance Age FICO Combined LTV Margin Coupon Occupied
30-59 88 5,482,314.63 3.44 14 681 87.95 2.588 10.838 90.67
60-89 13 769,134.49 0.48 14 638 90.64 3.533 11.783 100.00
90 or more 4 210,074.00 0.13 18 693 96.76 3.077 11.327 100.00
Never Delinquent 2,431 153,043,439.83 95.95 11 699 86.30 2.340 10.557 90.02
Total: 2,536 159,504,962.95 100.00 12 699 86.39 2.355 10.574 90.10